Other current assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Apr. 30, 2013
Significant Acquisitions and Disposals [Line Items]
Prepaid expenses		$ 21	$ 42
Reimbursable amounts due from customers		21	48
Deferred mobilization cost		35	55
Deferred consideration	[1]	135	166
Taxes receivable		25	32
Receivable from ship-yard	[2]	170	0
Other current assets		88	52
Total other current assets		495	395	[3]		$ 324	$ 335	$ 364
Payments received from loans granted to related parties		283	$ 233	[4]	$ 2,096
Monthly repayment amount of non-contingent deferred consideration		5
Tender Rig Business
Significant Acquisitions and Disposals [Line Items]
Non-contingent deferred consideration									$ 145
Payments received from loans granted to related parties		10
Proceeds from interest received		$ 25
LIBOR | Tender Rig Business
Significant Acquisitions and Disposals [Line Items]
Loan receivable basis spread on variable rate (as percent)									5.00%

[1]	On April 30, 2013, the Company completed the disposal of the tender rig business to SapuraKencana. The total consideration consisted on a non-contingent deferred consideration of $145 million, bearing interest at LIBOR plus 5%, which was due in April 2016. During the year ended December 31, 2016, SapuraKencana have repaid $10 million of the principal and paid $25 million of interest. SapuraKencana are currently repaying an amount of $5 million plus interest per month and the Company expects the entire amount will be recoverable.
[2]	The receivable from shipyard relates to the West Mira, which reached settlement for $170 million on March 13, 2017 and was reclassified from other non-current assets to other current assets. For details on the arbitration process and subsequent settlement, please see Note 5 "(Loss)/gain on disposals" for more information.
[3]	Refer to Note 39 "Restatement of previously issued financial statements"
[4]	Refer to Note 39 "Restatement of previously issued financial statements"